Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies Purchase commitments for chargers and charging infrastructure Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at December 31, 2022 were €2,452 thousand (December 31, 2021: €2,261 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under development contracts entered into with its customers (inventory).